LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LOSS PER SHARE

9. LOSS PER SHARE

	For the years ended December 31,
	2023	2022	2021
Loss attributable to holders of ordinary shares (RMB’000):
Net loss from continuing operations	(86,801)	(9,924)	(19,077)
Net loss from discontinued operations	72,461	(47,994)	(69,675)
Weighted average number of ordinary shares outstanding used in computing basic (loss)/earnings per share	2,220,209	836,880	514,774
Weighted average number of ordinary shares outstanding used in computing diluted (loss)/earnings per share	2,589,731	836,880	514,774
Loss per share - basic (RMB)
- From continuing operations	(39.10)	(11.90)	(37.10)
- From discontinued operations	32.64	(57.30)	(135.40)
Loss per share - diluted (RMB)
- From continuing operations	(39.10)	(11.90)	(37.10)
- From discontinued operations	27.98	(57.30)	(135.40)

Warrants to purchase common stock are not included in the diluted loss per share calculations when their effect is antidilutive. For the year ended December 31, 2023, about 369,522 of potential shares of common stock related to outstanding warrants and stock options were excluded from the calculation of diluted net loss per share from continuing operations as such shares are antidilutive when there is a loss. There were 370,175 and 186,841 post-reverse split outstanding warrants and stock options were excluded from the calculation of diluted net loss per share as such shares are antidilutive for the years ended December 31, 2022 and 2021, respectively.